Borrowings - Summary of Borrowings (Parenthetical) (Detail)														12 Months Ended
	Apr. 27, 2020 CNY (¥)	Apr. 23, 2020 CNY (¥)	Mar. 16, 2020 CNY (¥)	Mar. 05, 2020 CNY (¥)	Mar. 03, 2020 CNY (¥)	Feb. 26, 2020 CNY (¥)	Feb. 12, 2020 CNY (¥)	Nov. 20, 2019 CNY (¥)	Oct. 18, 2019 CNY (¥)	May 16, 2019 CNY (¥)	Feb. 21, 2019 CNY (¥)	Nov. 26, 2018 CNY (¥)	Oct. 20, 2016 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Oct. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	May 25, 2016	Nov. 20, 2015 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Aggregate nominal value																	¥ 100	$ 620,000,000
Borrowings interest rate	2.44%	2.44%		3.00%		3.05%	3.12%		3.20%
Borrowings maturity period			3					3		3	3	3
Redemption of debt														¥ 2,655,000,000	¥ 12,951,000,000
Interest Rate One
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate					3.00%
Interest Rate Two
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate					3.00%
Interest Rate Three
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate					3.28%
Secured bank borrowings [member] | Owned and finance leased aircraft [member]
Disclosure of detailed information about borrowings [line items]
Bank borrowings used to secure assets															10,000,000
Carrying amount of assets used as security for bank borrowings															339,000,000
Secured bank borrowings [member] | Right-of-use assets and investment properties [member]
Disclosure of detailed information about borrowings [line items]
Bank borrowings used to secure assets															90,000,000
Carrying amount of assets used as security for bank borrowings															87,000,000
Secured bank borrowings [member] | Investment properties [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of assets used as security for bank borrowings															15,000,000
Corporate bond [member]
Disclosure of detailed information about borrowings [line items]
Aggregate nominal value	¥ 500,000,000		¥ 1,000,000,000	¥ 1,000,000,000	¥ 1,000,000,000	¥ 1,000,000,000	¥ 1,000,000,000	¥ 1,500,000,000	¥ 1,000,000,000	¥ 2,000,000,000	¥ 3,000,000,000	¥ 2,000,000,000	¥ 1,600,000,000							¥ 3,000,000,000
Borrowings interest rate			2.95%					3.58%		3.72%	3.45%	3.92%	3.11%						3.12%	3.63%
Borrowings maturity period	3	3		3		3	3		3				5
Redemption of debt														¥ 149,000,000	5,000,000,000	¥ 345,000,000
Corporate bond [member] | Interest Rate One
Disclosure of detailed information about borrowings [line items]
Aggregate nominal value		¥ 1,000,000,000
Borrowings maturity period					3
Corporate bond [member] | Interest Rate Two
Disclosure of detailed information about borrowings [line items]
Aggregate nominal value		¥ 500,000,000
Borrowings maturity period					3
Corporate bond [member] | Interest Rate Three
Disclosure of detailed information about borrowings [line items]
Borrowings maturity period					5
Corporate bond [member] | Investment properties [member]
Disclosure of detailed information about borrowings [line items]
Redemption of debt															¥ 4,851,000,000